Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
3.	Related Party Transactions

Amounts due to related parties as of December 31, 2024 and June 30, 2024 consist of:

	December 31, 2024	June 30, 2024

Daniel McClory, Executive Chairman and Director	$10,500	$10,500
Alberto Libanori, Director	741	241
Due to related party – recognized at fair value (1)	$11,241	$10,741

From time to time, our officers and shareholders have made advances to us which we have recorded as Due to Related Parties in the amounts of $11,241 and $10,741 as of December 31, 2024 and June 30, 2024, respectively. The amounts due to related parties carry no interest and are due on demand. Imputed interest is immaterial.

On April 23, 2024, we entered into an independent director agreement with Alberto Libanori and agree to compensate Mr. Libanori $1,000 per year for his services. During the six months ended December 31, 2024, we recorded a general and administrative expense of $500 in connection with this agreement. All amounts due to Mr. Libanori are accrued and unpaid as of December 31, 2024.